Schedule of Investments(a)
May 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–92.47%
Advertising–0.53%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$57,000	$55,798
Aerospace & Defense–1.47%
TransDigm, Inc.,
6.38%, 03/01/2029(b)	50,000	50,877
6.88%, 12/15/2030(b)	24,000	24,767
7.13%, 12/01/2031(b)	28,000	29,000
6.00%, 01/15/2033(b)	49,000	48,521
		153,165
Alternative Carriers–0.60%
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	10,000	10,268
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	50,000	52,074
		62,342
Application Software–1.77%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	57,000	52,769
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	37,000	36,989
8.25%, 06/30/2032(b)	15,000	15,788
Fair Isaac Corp., 6.00%, 05/15/2033(b)	26,000	26,016
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	25,000	24,988
6.50%, 06/01/2032(b)	28,000	28,771
		185,321
Automobile Manufacturers–0.99%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	114,000	103,574
Automotive Parts & Equipment–2.63%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	51,000	51,982
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	51,000	53,620
Forvia SE (France), 8.00%, 06/15/2030(b)	40,000	40,687
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	82,000	77,321
PHINIA, Inc.,
6.75%, 04/15/2029(b)	24,000	24,561
6.63%, 10/15/2032(b)	27,000	26,866
		275,037
Automotive Retail–3.30%
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(c)	47,000	54,549
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	56,000	53,710
6.38%, 01/15/2030(b)	51,000	52,033
Principal Amount		Value
Automotive Retail–(continued)
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	$28,000	$26,995
8.25%, 08/01/2031(b)	50,000	53,052
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	53,000	52,319
4.38%, 01/15/2031(b)	56,000	52,523
		345,181
Broadcasting–0.59%
Gray Media, Inc., 10.50%, 07/15/2029(b)	10,000	10,644
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	41,000	41,026
7.38%, 06/30/2030(b)	11,000	10,291
		61,961
Broadline Retail–0.75%
Kohl’s Corp.,
10.00%, 06/01/2030(b)	5,000	5,140
5.13%, 05/01/2031	33,000	21,155
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	61,000	51,630
		77,925
Cable & Satellite–4.66%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	95,000	94,079
4.75%, 02/01/2032(b)	59,000	54,656
4.50%, 05/01/2032	61,000	55,563
4.25%, 01/15/2034(b)	63,000	54,428
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(b)	26,000	25,611
10.00%, 02/15/2031(b)	27,000	26,299
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	10,000	10,014
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	52,000	51,494
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032(b)	100,000	114,680
		486,824
Casinos & Gaming–2.22%
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	180,861
Viking Cruises Ltd., 7.00%, 02/15/2029(b)	51,000	51,392
		232,253
Commercial & Residential Mortgage Finance–1.73%
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	49,000	49,943
7.13%, 02/01/2032(b)	50,000	52,102
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	28,000	26,603
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	51,000	51,688
		180,336
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– 0.49%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	$51,000	$51,508
Consumer Finance–3.53%
EZCORP, Inc., 7.38%, 04/01/2032(b)	100,000	104,025
FirstCash, Inc.,
5.63%, 01/01/2030(b)	25,000	24,845
6.88%, 03/01/2032(b)	77,000	79,022
Navient Corp.,
5.00%, 03/15/2027	38,000	37,637
9.38%, 07/25/2030	17,000	18,529
OneMain Finance Corp.,
6.63%, 05/15/2029	14,000	14,174
4.00%, 09/15/2030	34,000	30,625
6.75%, 03/15/2032	25,000	24,880
7.13%, 09/15/2032	35,000	35,261
		368,998
Data Processing & Outsourced Services–0.49%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)	50,000	51,046
Diversified Financial Services–6.46%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(d)	150,000	153,958
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	26,000	25,699
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	102,000	104,161
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	53,000	51,091
7.13%, 04/30/2031(b)	41,000	42,857
6.13%, 11/01/2032(b)	89,000	89,210
6.75%, 05/01/2033(b)	51,000	52,337
Jefferson Capital Holdings LLC,
9.50%, 02/15/2029(b)	50,000	53,127
8.25%, 05/15/2030(b)	25,000	25,609
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	74,000	77,089
		675,138
Diversified Metals & Mining–0.50%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	52,000	52,171
Diversified REITs–0.98%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	57,000	53,983
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	46,000	48,829
		102,812
Diversified Support Services–1.70%
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	75,000	76,691
7.75%, 03/15/2031(b)	72,000	75,460
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	56,000	25,340
		177,491
Principal Amount		Value
Drug Retail–0.09%
Walgreens Boots Alliance, Inc.,
4.80%, 11/18/2044	$5,000	$4,622
4.10%, 04/15/2050	6,000	5,103
		9,725
Electric Utilities–3.12%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(d)	54,000	53,494
Duke Energy Corp., 6.45%, 09/01/2054(d)	53,000	53,673
Entergy Corp., 7.13%, 12/01/2054(d)	51,000	52,269
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	71,000	70,997
5.00%, 07/31/2027(b)	22,000	21,950
7.75%, 10/15/2031(b)	70,000	74,267
		326,650
Electrical Components & Equipment–0.75%
EnerSys,
4.38%, 12/15/2027(b)	57,000	55,200
6.63%, 01/15/2032(b)	23,000	23,506
		78,706
Electronic Components–0.45%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	53,000	47,117
Electronic Manufacturing Services–0.75%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	77,000	77,875
Environmental & Facilities Services–1.51%
GFL Environmental, Inc.,
4.00%, 08/01/2028(b)	110,000	105,831
3.50%, 09/01/2028(b)	55,000	52,425
		158,256
Gold–1.02%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	104,000	106,328
Health Care Facilities–1.94%
Select Medical Corp., 6.25%, 12/01/2032(b)	50,000	49,597
Tenet Healthcare Corp.,
6.13%, 10/01/2028	48,000	48,102
6.75%, 05/15/2031	102,000	105,129
		202,828
Health Care REITs–0.75%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(e)	82,000	78,817
Health Care Services–1.30%
Community Health Systems, Inc.,
5.63%, 03/15/2027(b)	27,000	26,622
5.25%, 05/15/2030(b)	30,000	27,042
4.75%, 02/15/2031(b)	35,000	29,988
DaVita, Inc.,
6.88%, 09/01/2032(b)	26,000	26,429
6.75%, 07/15/2033(b)	25,000	25,275
		135,356
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Health Care Supplies–0.51%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	$28,000	$26,410
5.25%, 10/01/2029(b)	27,000	26,407
		52,817
Homebuilding–0.50%
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	54,000	52,688
Hotel & Resort REITs–2.02%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	52,000	52,926
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	56,000	51,251
Service Properties Trust,
5.50%, 12/15/2027	51,000	49,258
4.38%, 02/15/2030	71,000	57,315
		210,750
Hotels, Resorts & Cruise Lines–2.70%
Carnival Corp.,
5.75%, 03/01/2027(b)	35,000	35,109
5.88%, 06/15/2031(b)	36,000	36,044
6.13%, 02/15/2033(b)	58,000	58,180
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	102,000	102,760
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(b)	50,000	50,211
		282,304
Household Appliances–0.50%
Whirlpool Corp., 4.70%, 05/14/2032	57,000	52,405
Household Products–0.50%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	55,000	51,726
Housewares & Specialties–0.50%
Newell Brands, Inc., 6.38%, 05/15/2030	55,000	51,807
Independent Power Producers & Energy Traders–1.84%
Calpine Corp., 5.13%, 03/15/2028(b)	79,000	78,363
Vistra Corp.,
8.00%(b)(d)(f)	26,000	26,700
Series C, 8.88%(b)(d)(f)	81,000	87,207
		192,270
Industrial Machinery & Supplies & Components–2.27%
Enpro, Inc., 6.13%, 06/01/2033(b)	104,000	105,033
ESAB Corp., 6.25%, 04/15/2029(b)	77,000	78,394
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	56,000	53,531
		236,958
Insurance Brokers–1.49%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	78,000	79,831
HUB International Ltd., 7.25%, 06/15/2030(b)	73,000	76,069
		155,900
Principal Amount		Value
Integrated Telecommunication Services–3.55%
Iliad Holding S.A.S.U. (France), 8.50%, 04/15/2031(b)	$200,000	$211,242
Level 3 Financing, Inc.,
10.50%, 04/15/2029(b)	10,000	11,275
11.00%, 11/15/2029(b)	18,000	20,442
10.50%, 05/15/2030(b)	19,000	20,829
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	53,000	53,535
7.72%, 06/04/2038	51,000	53,312
		370,635
Leisure Products–0.51%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	51,000	53,068
Metal, Glass & Plastic Containers–2.43%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	200,000	200,628
OI European Group B.V., 4.75%, 02/15/2030(b)	57,000	53,718
		254,346
Movies & Entertainment–0.98%
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	58,000	51,761
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	55,000	51,166
		102,927
Multi-line Insurance–0.75%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	76,000	78,474
Multi-Utilities–0.48%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	50,000	50,028
Oil & Gas Drilling–1.22%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	51,000	51,384
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	51,000	51,153
Transocean, Inc., 8.75%, 02/15/2030(b)	24,800	25,161
		127,698
Oil & Gas Exploration & Production–2.26%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	103,000	105,625
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	53,000	52,285
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	51,000	50,454
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	27,143	27,585
		235,949
Oil & Gas Refining & Marketing–0.53%
Sunoco L.P., 6.25%, 07/01/2033(b)	55,000	55,044
Oil & Gas Storage & Transportation–4.48%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	50,000	51,109
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	$51,000	$52,835
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 04/15/2030	4,000	4,204
7.88%, 05/15/2032	9,000	9,122
8.00%, 05/15/2033	39,000	39,607
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	46,000	47,640
NFE Financing LLC, 12.00%, 11/15/2029(b)	18,000	7,739
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	51,000	51,889
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	52,000	52,937
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)	71,000	75,578
9.00%(b)(d)(f)	80,500	76,003
		468,663
Other Specialized REITs–0.50%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	56,000	52,526
Packaged Foods & Meats–0.50%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	57,000	52,625
Paper & Plastic Packaging Products & Materials–1.73%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	102,000	103,155
Sealed Air Corp.,
5.00%, 04/15/2029(b)	53,000	52,075
6.88%, 07/15/2033(b)	24,000	25,160
		180,390
Passenger Airlines–0.73%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	78,000	76,643
Passenger Ground Transportation–0.06%
Hertz Corp. (The), 12.63%, 07/15/2029(b)	6,000	6,115
Pharmaceuticals–0.97%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	38,000	37,645
Bausch Health Cos., Inc., 11.00%, 09/30/2028(b)	14,000	13,444
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	49,000	50,780
		101,869
Real Estate Development–1.01%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	51,000	54,585
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	48,000	50,966
		105,551
Reinsurance–0.52%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	56,000	54,334
	Principal Amount		Value
Renewable Electricity–0.47%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)		$50,000	$49,470
Security & Alarm Services–0.50%
Brink’s Co. (The), 6.75%, 06/15/2032(b)		51,000	52,360
Single-Family Residential REITs–1.01%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)		105,000	105,528
Specialized Consumer Services–0.76%
Carriage Services, Inc., 4.25%, 05/15/2029(b)		85,000	79,605
Specialized Finance–0.73%
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)		74,000	76,806
Specialty Chemicals–0.50%
Celanese US Holdings LLC, 7.20%, 11/15/2033		50,000	52,235
Steel–0.68%
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027		27,000	26,609
7.00%, 03/15/2032(b)		40,000	34,552
6.25%, 10/01/2040		14,000	10,193
			71,354
Systems Software–0.14%
Camelot Finance S.A., 4.50%, 11/01/2026(b)		15,000	14,926
Technology Hardware, Storage & Peripherals–0.05%
Xerox Holdings Corp., 5.50%, 08/15/2028(b)		7,000	4,918
Telecom Tower REITs–0.50%
SBA Communications Corp., 3.13%, 02/01/2029		56,000	52,142
Trading Companies & Distributors–3.01%
Air Lease Corp., Series B, 4.65%(d)(f)		80,000	78,891
Aircastle Ltd., 5.25%(b)(d)(f)		135,000	134,396
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)		101,000	101,838
			315,125
Wireless Telecommunication Services–1.01%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)		117,000	105,294
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,578,132)			9,666,812
Non-U.S. Dollar Denominated Bonds & Notes–3.54%(g)
Integrated Telecommunication Services–1.14%
Eutelsat S.A. (France), 9.75%, 04/13/2029(b)	EUR	100,000	119,459
Metal, Glass & Plastic Containers–1.11%
Ball Corp., 4.25%, 07/01/2032	EUR	100,000	115,560
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

	Principal Amount		Value
Wireless Telecommunication Services–1.29%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	125,000	$135,103
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $336,803)			370,122
	Shares
Exchange-Traded Funds–2.99%
Invesco Senior Loan ETF (Cost $311,700)(h)		15,000	312,900
Money Market Funds–0.16%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(h)(i)		5,966	5,966
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.22%(h)(i)	10,917	$10,917
Total Money Market Funds (Cost $16,883)		16,883
TOTAL INVESTMENTS IN SECURITIES–99.16% (Cost $10,243,518)		10,366,717
OTHER ASSETS LESS LIABILITIES—0.84%		87,541
NET ASSETS–100.00%		$10,454,258
Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $8,461,243, which represented 80.94% of the Fund’s Net Assets.

(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Zero coupon bond issued at a discount.
(f)	Perpetual bond with no specified maturity date.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2025	Dividend Income
Invesco Senior Loan ETF	$-	$311,700	$-	$1,200	$-	$312,900	$4,346
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	111,921	756,363	(862,318)	-	-	5,966	1,308
Invesco Treasury Portfolio, Institutional Class	207,692	1,404,675	(1,601,450)	-	-	10,917	2,377
Total	$319,613	$2,472,738	$(2,463,768)	$1,200	$-	$329,783	$8,031

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/31/2025	Barclays Bank PLC	EUR	287,000	USD	327,905	$792
Currency Risk
07/31/2025	HSBC Bank USA	EUR	100,000	USD	112,400	(1,577)
Total Forward Foreign Currency Contracts						$(785)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$9,666,812	$—	$9,666,812
Non-U.S. Dollar Denominated Bonds & Notes	—	370,122	—	370,122
Exchange-Traded Funds	312,900	—	—	312,900
Money Market Funds	16,883	—	—	16,883
Total Investments in Securities	329,783	10,036,934	—	10,366,717
Other Investments - Assets*
Forward Foreign Currency Contracts	—	792	—	792
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,577)	—	(1,577)
Total Other Investments	—	(785)	—	(785)
Total Investments	$329,783	$10,036,149	$—	$10,365,932

*	Unrealized appreciation (depreciation).
Invesco SMA High Yield Bond Fund